RESTRUCTURING CHARGES (Summary of changes in company's restructuring liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RESTRUCTURING CHARGES [Abstract]
Balance	$ 9,725	$ 0
Restructuring charges (excluding share-based compensation expense)	13,978	21,459
Payments	(20,471)	(11,734)
Balance	$ 3,232	$ 9,725